Stock-Based Compensation	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
Stock-Based Compensation
The Company’s stock-based compensation includes stock options, restricted stock units (“RSUs”) and grants of contingent shares that are earned based on achieving targeted levels of total shareholder return. All current grants of stock options, RSUs and contingent shares are made under the PPG Industries, Inc. Amended and Restated Omnibus Incentive Plan (“PPG Amended Omnibus Plan”), which was amended and restated effective April 21, 2011. Shares available for future grants under the PPG Amended Omnibus Plan were 8.5 million as of December 31, 2012.
Total stock-based compensation cost was $71 million, $34 million and $51 million in 2012, 2011 and 2010, respectively excluding pre-tax stock-based compensation expense reported in "Income from discontinued operations, net of tax" of $2 million, $2 million, and $1 million, in 2012, 2011, and 2010, respectively. Stock-based compensation expense increased year over year due to the increase in the expected payout percentage of the 2010 performance-based RSU grants and PPG's total shareholder return performance in 2012 in comparison with the Standard & Poors (S&P) 500 index, which has increased the expense related to outstanding grants of contingent shares. The total income tax benefit recognized in the accompanying consolidated statement of income related to the stock-based compensation was $25 million, $13 million and $18 million in 2012, 2011 and 2010, respectively.
Stock Options
PPG has outstanding stock option awards that have been granted under two stock option plans: the PPG Industries, Inc. Stock Plan (“PPG Stock Plan”) and the PPG Amended Omnibus Plan. Under the PPG Amended Omnibus Plan and the PPG Stock Plan, certain employees of the Company have been granted options to purchase shares of common stock at prices equal to the fair market value of the shares on the date the options were granted. The options are generally exercisable beginning from six to 48 months after being granted and have a maximum term of 10 years. Upon exercise of a stock option, shares of Company stock are issued from treasury stock. The PPG Stock Plan includes a restored option provision for options originally granted prior to January 1, 2003 that allows an optionee to exercise options and satisfy the option cost by certifying ownership of mature shares of PPG common stock with a market value equal to the option cost.
The fair value of stock options issued to employees is measured on the date of grant and is recognized as expense over the requisite service period. PPG estimates the fair value of stock options using the Black-Scholes option pricing model. The risk-free interest rate is determined by using the U.S. Treasury yield curve at the date of the grant and using a maturity equal to the expected life of the option. The expected life of options is calculated using the average of the vesting term and the maximum term, as prescribed by accounting guidance on the use of the simplified method for determining the expected term of an employee share option. This method is used as the vesting term of stock options was changed to three years in 2004 and, as a result, the historical exercise data does not provide a reasonable basis upon which to estimate the expected life of options. The expected dividend yield and volatility are based on historical stock prices and dividend amounts over past time periods equal in length to the expected life of the options.
The following weighted average assumptions were used to calculate the fair values of stock option grants in each year:

	2012	2011	2010
Risk free interest rate	1.3%	2.9%	2.8%
Expected life of option in years	6.5	6.4	5.9
Expected dividend yield	3.3%	3.3%	3.4%
Expected volatility	29.4%	28.0%	28.5%

The weighted average fair value of options granted was $17.97 per share, $19.00 per share and $13.45 per share for the years ended December 31, 2012, 2011, and 2010, respectively.
A summary of stock options outstanding and exercisable and activity for the year ended December 31, 2012 is presented below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Intrinsic Value (in millions)
Outstanding, January 1, 2012	4,907,885	$60.52	5.6	$116
Granted	792,957	$90.28
Exercised	(2,251,975)	$54.10
Forfeited/Expired	(40,168)	$88.94
Outstanding, December 31, 2012	3,408,699	$71.34	6.6	$218
Vested or expected to vest, December 31, 2012	3,341,323	$71.05	6.6	$215
Exercisable, December 31, 2012	1,271,875	$57.78	4.0	$99

At December 31, 2012, unrecognized compensation cost related to outstanding stock options that have not yet vested totaled $7 million. This cost is expected to be recognized as expense over a weighted average period of 1.5 years.
The following table presents stock option activity for the years ended December 31, 2012, 2011 and 2010:

(Millions)	2012	2011	2010
Total intrinsic value of stock options exercised	$110	$40	$37
Cash received from stock option exercises	122	81	146
Income tax benefit from the exercise of stock options	35	9	9
Total fair value of stock options vested	6	10	13

Restricted Stock Units ("RSUs")
Long-term incentive value is delivered to selected key management employees by granting RSUs, which have either time or performance-based vesting features. The fair value of an RSU is equal to the market value of a share of PPG stock on the date of grant. Time-based RSUs vest over the three-year period following the date of grant, unless forfeited, and will be paid out in the form of stock, cash or a combination of both at the Company’s discretion at the end of the three year vesting period. Performance-based RSUs vest based on achieving specific annual performance targets for earnings per share growth and cash flow return on capital over the three calendar year-end periods following the date of grant. Unless forfeited, the performance-based RSUs will be paid out in the form of stock, cash or a combination of both at the Company’s discretion at the end of the three-year performance period if PPG meets the performance targets. The amount paid for performance-based awards may range from 0% to 180% of the original grant, based upon the frequency with which the annual earnings per share growth and cash flow return on capital performance targets are met over the three calendar year periods comprising the vesting period. For the purposes of expense recognition, PPG has assumed that performance-based RSUs granted in 2010 will vest at the 180% level and those granted in 2011 and 2012 will vest at the 100% level. As of December 31, 2012, four of the four possible performance targets had been met for the 2011 grant and two of the two possible performance targets had been met for the 2012 grant.
The following table summarizes RSU activity for the year ended December 31, 2012:

	Number of Shares	Weighted Average Fair Value	Intrinsic Value (in millions)
Outstanding, January 1, 2012	1,005,757	$46.98	$84
Granted	248,732	$83.48
Additional shares vested	208,228	$55.30
Released from restrictions	(465,879)	$28.37
Forfeited	(42,902)	$53.68
Outstanding, December 31, 2012	953,936	$67.11	$129
Vested or expected to vest, December 31, 2012	945,429	$66.97	$128

There was $11 million of total unrecognized compensation cost related to unvested RSUs outstanding as of December 31, 2012. This cost is expected to be recognized as expense over a weighted average period of 1.5 years.
Contingent Share Grants
The Company also provides grants of contingent shares to selected key executives that may be earned based on PPG total shareholder return ("TSR") over the three-year period following the date of grant. Contingent share grants (referred to as “TSR awards”) are made annually and are paid out at the end of each three-year period based on the Company’s performance. Performance is measured by determining the percentile rank of the total shareholder return of PPG common stock in relation to the total shareholder return of the S&P 500 for the three-year period following the date of grant. This comparison group represents the entire S&P 500 Index as it existed at the beginning of the performance period. The payment of awards following the three-year award period will be based on performance achieved in accordance with the scale set forth in the plan agreement and may range from 0% to 220% of the initial grant. A payout of 100% is earned if the target performance is achieved. Contingent share awards for the 2010-2012, 2011-2013, and 2012-2014 periods earn dividend equivalents for the award period, which will be paid to participants with the award payout at the end of the period based on the actual number of contingent shares that are earned. Any payments made at the end of the award period may be in the form of stock, cash or a combination of both. The TSR awards qualify as liability awards, and compensation expense is recognized over the three-year award period based on the fair value of the awards (giving consideration to the Company’s percentile rank of total shareholder return) remeasured in each reporting period until settlement of the awards.
As of December 31, 2012, there was $10 million of total unrecognized compensation cost related to outstanding TSR awards based on the current estimate of fair value. This cost is expected to be recognized as expense over a weighted average period of 1.4 years.